Stockholders' Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Original paid-in capital	$ 107,461		$ 107,461	$ 107,461
Additional paid in capital	807,953		807,953	807,953
Foreign currency translation loss attributed to non-controlling interest	39,562		(13,802)	(15,841)
Net loss attributed to non-controlling interest	(1,667)	$ (874)	(964)	(4,072)
Total non-controlling interest	$ 948,273		$ 896,576	$ 895,501